SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SHORT-TERM LOANS
Short term loans	¥ 798,586	$ 112,478	¥ 150,000
Line of credit facility, remaining borrowing capacity	374,106
Asset Pledged as Collateral
SHORT-TERM LOANS
Short term bank loans, pledged with deposit	5,000
Deposits assets	1,500
Short-term bank borrowings, two
SHORT-TERM LOANS
Short term loans	¥ 798,586		¥ 150,000
Weighted average interest rate (as a percent)	3.21%	3.21%	3.30%